Net Income Per Common Share (Notes)	3 Months Ended
Mar. 29, 2015
Earnings Per Share [Abstract]
Net Income Per Common Share
Net Income Per Common Share

The following are reconciliations of the number of common shares outstanding used to calculate basic earnings per share to those shares used to calculate diluted earnings per share:

	March 29, 2015	March 30, 2014
	(In millions)
Net income for basic and diluted earnings per share	$96	$15

Average common shares outstanding-basic	851	850
Effect of dilutive securities:
Stock options, restricted stock and the global stock purchase plan	48	46
Average common shares outstanding-diluted	899	896

Basic earnings per share is computed as net (loss)/income divided by the weighted average number of common shares outstanding during the period. Diluted earnings per share is based upon the average shares of common stock and dilutive common stock equivalents outstanding during the periods presented. Common stock equivalents arising from dilutive stock options, restricted stock units, and the global stock purchase plan are computed using the treasury stock method.